SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Company has assessed all events from June 30, 2024 through October 30, 2024, which is the date that these unaudited interim condensed consolidated financial statements are available to be issued. Other than as disclosed below, there are no material subsequent events that require disclosure in these unaudited interim condensed consolidated financial statements.

21. SUBSEQUENT EVENTS

The Company has assessed all events from December 31, 2023 through April 30, 2024, which is the date that these consolidated financial statements are available to be issued, there are not any material subsequent events that require disclosure in these consolidated financial statements other than events detailed below.